PENSION PLAN - Defined Benefit Obligations (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Registered Plans
Disclosure of defined benefit plans [line items]
Total present value of obligations	$ 269	$ 250
Fair value of plan assets	292	255
Recognized defined benefit assets (obligations)	23	5
Supplemental Plan
Disclosure of defined benefit plans [line items]
Total present value of obligations	15	14
Fair value of plan assets	0	0
Recognized defined benefit assets (obligations)	$ (15)	$ (14)